Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total		Share capital	Other contributed capital	Currency translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2022	$ 89,931		$ (21,165)	$ (3,584,232)	$ 15,496	$ 3,679,832
Net loss	1,181,875	[1]				1,181,875
Other comprehensive loss	10,143	[1]			10,143
Total comprehensive loss	1,192,018	[1]			10,143	1,181,875
Equity-settled share-based payment	(5,393)		(3)	(5,390)
Related party capital contribution	(25,565)			(25,565)
Ending balance at Dec. 31, 2023	1,250,991		(21,168)	(3,615,187)	25,639	4,861,707
Net loss	2,049,897	[1]				2,049,897
Other comprehensive loss	37,513	[1]			37,513
Total comprehensive loss	2,087,410	[1]			37,513	2,049,897
Equity-settled share-based payment	(9,841)		(1)	(9,840)
Ending balance at Dec. 31, 2024	3,328,560	[2]	(21,169)	(3,625,027)	63,152	6,911,604
Net loss	2,357,231					2,357,231
Other comprehensive loss	(48,491)				(48,491)
Total comprehensive loss	2,308,740				(48,491)	2,357,231
Equity issuance	(199,671)		(1,905)	(197,766)
Equity investment	(282,431)		(4,654)	(277,777)
Equity-settled share-based payment	(9,142)		(89)	(9,053)
Related party capital contribution	(23,835)			(23,835)
Ending balance at Dec. 31, 2025	$ 5,122,221		$ (27,817)	$ (4,133,458)	$ 14,661	$ 9,268,835

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
[2]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).